Goodwill and Other Intangible Assets (Details) (USD $)				3 Months Ended
	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013 Stabler Companies Inc.	Feb. 28, 2013 Construction materials	Feb. 29, 2012 Construction materials	Feb. 28, 2013 Traffic safety services and equipment	Feb. 29, 2012 Traffic safety services and equipment
Goodwill
Gross Carrying Amount		$ 128,216,000	$ 129,990,000		$ 122,371,000	$ 124,145,000	$ 5,845,000	$ 5,845,000
Accumulated Impairment Losses		(39,143,000)	(39,143,000)		(39,143,000)	(39,143,000)
Net Carrying Amount	89,073,000	89,073,000	90,847,000		83,228,000	85,002,000	5,845,000	5,845,000
Reduction in goodwill due to settlement of a deferred acquisition liability, net of tax				$ 1,800,000